Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock	Contributed Capital	Reinvested Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year at Dec. 31, 2011		$ 297	$ 37,919	$ 1,179	$ 1,269	$ (5,002)	$ 308	$ 49,938
Balance at beginning of year (in shares) at Dec. 31, 2011		2,967,610				(133,594)
Foreign currency translation adjustments	69				69
Net income attributable to Verizon	875			875
Restricted stock equity grant							196
Unrealized gains (losses) on cash flow hedges					(68)
Net income attributable to noncontrolling interests	(9,682)							9,682
Dividends declared ($2.16, $2.09, $2.03) per share				(5,788)
Amortization							(64)
Employee plans (Note 16) (in shares)						11,434
Employee plans (Note 16)						433
Unrealized gains (losses) on marketable securities	29				29
Other comprehensive income (loss)	10							10
Defined benefit pension and postretirement plans	936				936
Total comprehensive income (loss)	9,692							9,692
Shareowner plans, in Shares (Note 16)						13,119
Other comprehensive income (loss)					966
Distributions and other								(7,254)
Shareowner plans (Note 16)						498
Other			71
Balance at end of year at Dec. 31, 2012	85,533	297	37,990	(3,734)	2,235	(4,071)	440	52,376
Balance at end of year (in shares) at Dec. 31, 2012		2,967,610				(109,041)
Shares purchased, in Shares						(3,500)
Foreign currency translation adjustments	60				60
Net income attributable to Verizon	11,497			11,497
Restricted stock equity grant							152
Shares purchased						(153)
Unrealized gains (losses) on cash flow hedges					25
Net income attributable to noncontrolling interests	(12,050)							12,050
Dividends declared ($2.16, $2.09, $2.03) per share				(5,981)
Amortization							(171)
Employee plans (Note 16) (in shares)						6,835
Employee plans (Note 16)						260
Unrealized gains (losses) on marketable securities	16				16
Other comprehensive income (loss)	(15)							(15)
Defined benefit pension and postretirement plans	22				22
Total comprehensive income (loss)	12,035							12,035
Shareowner plans, in Shares (Note 16)						96
Other comprehensive income (loss)					123
Distributions and other								(7,831)
Shareowner plans (Note 16)						3
Other			(51)
Balance at end of year at Dec. 31, 2013	95,416	297	37,939	1,782	2,358	(3,961)	421	56,580
Balance at end of year (in shares) at Dec. 31, 2013		2,967,610				(105,610)
Foreign currency translation adjustments	(1,199)				(1,199)
Acquisition of noncontrolling interest (Note 2)			(26,898)					(55,960)
Net income attributable to Verizon	9,625			9,625
Restricted stock equity grant							166
Common shares issued (Note 2)		127
Unrealized gains (losses) on cash flow hedges					(197)
Net income attributable to noncontrolling interests	(2,331)							2,331
Dividends declared ($2.16, $2.09, $2.03) per share				(8,960)
Amortization							(163)
Common shares issued (Note 2) (in shares)		1,274,764
Employee plans (Note 16) (in shares)						14,132
Employee plans (Note 16)						541
Unrealized gains (losses) on marketable securities	(5)				(5)
Other comprehensive income (loss)	(23)							(23)
Defined benefit pension and postretirement plans	154				154
Total comprehensive income (loss)	2,308							2,308
Shareowner plans, in Shares (Note 16)						4,105
Other comprehensive income (loss)					(1,247)
Distributions and other								(1,550)
Shareowner plans (Note 16)						157
Other (in Shares)						(37)
Other			114
Balance at end of year at Dec. 31, 2014	$ 13,676	$ 424	$ 11,155	$ 2,447	$ 1,111	$ (3,263)	$ 424	$ 1,378
Balance at end of year (in shares) at Dec. 31, 2014		4,242,374				(87,410)